Income taxes - Deferred tax balance sheet presentation (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred taxes presented on the balance sheet
Deferred tax assets	$ 6,216	$ 6,663	$ 5,206
Deferred tax liabilities	(11,858)	(11,490)	(10,828)
Net deferred tax liability	$ (5,642)	$ (4,827)	$ (5,622)	$ (6,692)